INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 101	$ 35
Work in progress	128	95
Finished products	5,740	4,393
Total	$ 5,969	$ 4,523